Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO - Lanigan (1)	Summary Compensation Table Total for CEO - Howes (1)	Compensation Actually Paid to CEO - Lanigan (2)	Compensation Actually Paid to CEO - Howes (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)
2025	$8,196,160	N/A	$11,517,926	N/A	$2,059,953	$2,810,426
2024	$3,363,323	N/A	$4,185,437	N/A	$1,218,312	$1,431,079
2023	$2,976,427	N/A	$4,498,960	N/A	$1,463,639	$1,811,862
2022	$3,045,909	$1,545,166	$3,448,269	$2,504,293	$1,402,178	$1,692,685
2021	N/A	$3,830,170	N/A	$4,308,180	$1,314,128	$1,501,135

	Value of Initial Fixed $100 Investment Based On:		(in thousands)
Year	TSR (4)	Peer Group TSR (5)	Net Income (Loss)	Consolidated EBITDA (6)
2025	$620.83	$200.49	$38,939	$75,706
2024	$399.48	$176.18	$(150,262)	$100,017
2023	$345.83	$150.38	$14,516	$80,734
2022	$216.15	$114.06	$(20,834)	$66,715
2021	$153.13	$125.90	$(25,526)	$39,352

Company Selected Measure Name	Consolidated Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA)
Named Executive Officers, Footnote	The dollar amounts shown represent the total compensation reported for our CEO, Mr. Lanigan for 2025, 2024 and 2023, Mr. Lanigan and Mr. Howes for 2022, and Mr. Howes for 2021, in the Summary Compensation Table. Reflects compensation information for our NEOs, other than our CEO. For 2025, reflects compensation information for Mr. Piontek, Ms. Briggs, Ms. Frugé and Mr. White. For 2024, reflects compensation information for Mr. Piontek, Mr. Paterson, Ms. Frugé, Ms. Briggs and Mr. White. For 2023 and 2022, reflects compensation information for Mr. Piontek, Mr. Earle, Mr. Paterson and Ms. Briggs. For 2021, reflects compensation information for Mr. Lanigan, Mr. Piontek, Mr. Earle and Mr. Paterson.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the comparison index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports, the S&P SmallCap 600 Capped Industrials Index. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the peer group index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. “Compensation Actually Paid” does not necessarily represent cash and/or equity value paid to or earned by the applicable NEO, but rather is a value calculated under applicable SEC rules. In accordance with SEC requirements, the following adjustments were made to the applicable NEO’s total compensation for 2025 to determine the “Compensation Actually Paid”:

Year	Executive(s)	Summary Compensation Table Total	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid
2025	CEO - Lanigan	$8,196,160	$(4,058,537)	$7,380,303	$11,517,926
	Non-CEO NEOs (Average)	$2,059,953	$(908,375)	$1,658,848	$2,810,426
(A)  Represents the grant date fair value of the equity awards, as reported in the “Stock Awards” column in the Summary Compensation Table for the year.
(B)  Represents the year-over-year change in the fair value of equity awards, as itemized in the tables below. With respect to equity award adjustments for each applicable year as disclosed in the table above, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. No awards vested in the year they were granted, and no awards were forfeited in any of the covered years. There were no dividends or other earnings paid on stock or option awards in any applicable year.

Equity Award Adjustments for CEO - Lanigan	2025
Year-end fair value of outstanding and unvested equity awards granted in the year	$6,362,824
Plus (Less): Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	906,036
Plus (Less): Change in fair value from last day of prior year to vesting date for equity awards granted in prior years that vested in the year	111,443
Total Equity Award Adjustments	$7,380,303

Equity Award Adjustments for Non-CEO NEOs (Average)	2025
Year-end fair value of outstanding and unvested equity awards granted in the year	$1,414,192
Plus (Less): Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	217,809
Plus (Less): Change in fair value from last day of prior year to vesting date for equity awards granted in prior years that vested in the year	26,847
Total Equity Award Adjustments	$1,658,848

Non-PEO NEO Average Total Compensation Amount	$ 2,059,953	$ 1,218,312	$ 1,463,639	$ 1,402,178	$ 1,314,128
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,810,426	1,431,079	1,811,862	1,692,685	1,501,135
Adjustment to Non-PEO NEO Compensation Footnote	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. “Compensation Actually Paid” does not necessarily represent cash and/or equity value paid to or earned by the applicable NEO, but rather is a value calculated under applicable SEC rules. In accordance with SEC requirements, the following adjustments were made to the applicable NEO’s total compensation for 2025 to determine the “Compensation Actually Paid”:

Year	Executive(s)	Summary Compensation Table Total	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid
2025	CEO - Lanigan	$8,196,160	$(4,058,537)	$7,380,303	$11,517,926
	Non-CEO NEOs (Average)	$2,059,953	$(908,375)	$1,658,848	$2,810,426
(A)  Represents the grant date fair value of the equity awards, as reported in the “Stock Awards” column in the Summary Compensation Table for the year.
(B)  Represents the year-over-year change in the fair value of equity awards, as itemized in the tables below. With respect to equity award adjustments for each applicable year as disclosed in the table above, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. No awards vested in the year they were granted, and no awards were forfeited in any of the covered years. There were no dividends or other earnings paid on stock or option awards in any applicable year.

Equity Award Adjustments for CEO - Lanigan	2025
Year-end fair value of outstanding and unvested equity awards granted in the year	$6,362,824
Plus (Less): Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	906,036
Plus (Less): Change in fair value from last day of prior year to vesting date for equity awards granted in prior years that vested in the year	111,443
Total Equity Award Adjustments	$7,380,303

Equity Award Adjustments for Non-CEO NEOs (Average)	2025
Year-end fair value of outstanding and unvested equity awards granted in the year	$1,414,192
Plus (Less): Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	217,809
Plus (Less): Change in fair value from last day of prior year to vesting date for equity awards granted in prior years that vested in the year	26,847
Total Equity Award Adjustments	$1,658,848

Compensation Actually Paid vs. Total Shareholder Return
Alignment of Compensation Actually Paid and Total Shareholder Return (TSR)
The following graph sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years. The graph also sets forth a comparison of the Company’s cumulative TSR over the five most recently completed fiscal years and the cumulative TSR of the Company’s peer group over the same period.

Compensation Actually Paid vs. Net Income
Alignment of Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Net Income (Loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Alignment of Compensation Actually Paid and Consolidated EBITDA, as adjusted by the Compensation Committee
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Consolidated EBITDA, as adjusted by the Compensation Committee, over the five most recently completed fiscal years.
(1) For the purposes of determining annual performance-based incentive compensation during periods that include business unit divestitures, adjustments include the addition of budgeted business unit performance of divested entities for the portion of the performance year from date of divestiture to the end of the year, in order to achieve a consistent basis of comparison with annual incentive plan targets. For the 2024 performance period, this adjustment for the purposes of incentive compensation resulted in a $23.6 million increase in NPK Consolidated EBITDA, reflecting Fluids Systems budgeted EBITDA for the period from date of divestiture to the end of the year.

Total Shareholder Return Vs Peer Group
Alignment of Compensation Actually Paid and Total Shareholder Return (TSR)
The following graph sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years. The graph also sets forth a comparison of the Company’s cumulative TSR over the five most recently completed fiscal years and the cumulative TSR of the Company’s peer group over the same period.

Tabular List, Table

Most Important Financial Performance Measures
Consolidated Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA)
Operating Free Cash Flow
Consolidated Return on Net Capital Employed (RONCE)
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 620.83	399.48	345.83	216.15	153.13
Net Income (Loss)	$ 38,939,000	$ (150,262,000)	$ 14,516,000	$ (20,834,000)	$ (25,526,000)
Company Selected Measure Amount	75,706,000	100,017,000	80,734,000	66,715,000	39,352,000
Additional 402(v) Disclosure
We provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules), and certain Company performance for the fiscal years listed below. You should refer to “Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
When referring to the CEO, the following table presents Mr. Lanigan for 2025, 2024 and 2023, Mr. Lanigan and Mr. Paul Howes for 2022, and Mr. Howes for 2021. Effective February 28, 2022, Mr. Howes retired as Chief Executive Officer, and effective March 1, 2022, Mr. Lanigan was appointed President and Chief Executive Officer. The 2022 amounts shown for Mr. Lanigan represent total compensation for the full year, even though he was CEO for only a portion of the year.
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020. See below for a reconciliation of Consolidated EBITDA, as adjusted by the Compensation Committee, to net income (loss), the most directly comparable GAAP financial measure for the year ended December 31, 2025. Included in the table is a reconciliation to Adjusted EBITDA. These measures should be considered in addition to, not as a substitute for, financial measures prepared in accordance with GAAP. For such reconciliation for the year ended December 31, 2023, and December 31, 2024, please see footnote 6 to our Pay Versus Performance Table in our 2024 Proxy Statement and our 2025 Proxy respectively, and for reconciliations for the years ended December 31, 2022 and December 31, 2021 please see footnote 6 to our Pay Versus Performance Table in our 2023 Proxy Statement.

Consolidated	12 Months Ended
(In thousands)	December 31, 2025
Net income (GAAP)	$38,939
Interest expense, net	(15)
Benefit for income taxes	9,475
Depreciation and amortization	25,537
EBITDA (non-GAAP)	73,936
Income from discontinued operations	(764)
Acquisition-related transaction costs	1,088
Severance costs	1,218
Adjusted EBITDA (non-GAAP)	75,478
Other adjustments for the Annual Cash Incentive Plan	228
Consolidated EBITDA, as adjusted by the Compensation Committee (non-GAAP)	$75,706
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-based pay philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders.
The following table presents the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in greater detail under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-based pay philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Peer Group Total Shareholder Return Amount, S&P SmallCap 600 Capped Industrials Index	$ 200.49	$ 176.18	$ 150.38	$ 114.06	$ 125.90
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Return on Net Capital Employed (RONCE)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Lanigan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,196,160	3,363,323
PEO Actually Paid Compensation Amount	$ 11,517,926	$ 4,185,437	$ 4,498,960
PEO Name	Mr. Lanigan	Mr. Lanigan	Mr. Lanigan
Howes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,545,166	3,830,170
PEO Actually Paid Compensation Amount				$ 2,504,293	$ 4,308,180
PEO Name			Mr. Howes	Mr. Howes	Mr. Howes
PEO | Lanigan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,058,537)
PEO | Lanigan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,380,303
PEO | Lanigan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,362,824
PEO | Lanigan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	906,036
PEO | Lanigan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	111,443
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(908,375)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,658,848
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,414,192
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	217,809
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 26,847